Trade receivables	12 Months Ended
Dec. 31, 2023
Disclosure of trade receivables [Abstract]
Trade receivables
11. Trade receivables

TCHF	December 31, 2023	December 31, 2022
Current receivables	1,419	1,548
Expected credit loss allowance	(248)	(227)

Total	1,171	1,321

Trade receivables do not bear interest and generally have maturities ranging from 30 and 90 days.
Expected credit loss allowance
The Group uses a provision matrix to estimate the expected credit losses from trade receivables outstanding at the end of the reporting period. The provision rates are based on days past due of customer invoices. The provision is initially based on the Group’s historical observed default rates. The Group calibrates the matrix to adjust the historical credit losses with forecasts on economic conditions or similar forecast data for the various geographical areas at each reporting date.

TCHF	2023	2022
Balance at beginning of year	(227)	(204)
Impairment losses recognized	(36)	(23)
Reversal of impairment losses	15	—

Balance at end of year	(248)	(227)